Acquisition of FPSO Units and Investment in Sevan Marine ASA (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Comparative summarized consolidated pro forma financial information
Revenues	$ 2,109,929	$ 2,284,336
Net loss	$ (382,432)	$ (176,456)
Loss per common share
Basic	$ (5.18)	$ (3.79)
Diluted	$ (5.18)	$ (3.79)